UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 February 10, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: 119012


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
CHINA YUCHAI INTL LTD COM            G21082105   31338   2126061   SH       SOLE              2126061
CHINA SOUTHERN AIRLINEADR            169409109    5081    329550   SH       SOLE              329550
CHIQUITA BRANDS INTL ICOM            170032809   16664    923775   SH       SOLE              923775
DOLE FOOD CO INC      COM            256603101    3166    255194   SH       SOLE              255194
GANNET CO INC         COM            364730101   13947    939200   SH       SOLE              939200
HUANENG POWER INTL    COM            443304100      75      3392   SH       SOLE                3392
LG DISPLAY CO LTD     COM            50186V102    2116    125000   SH       SOLE              125000
QIAO XING MOBILE COMM COM            G73031109   14426   3941728   SH       SOLE              3941728
QIAO XING UNIVERSAL TECOM            G7303A109    4280   1954367   SH       SOLE              1954367
SEMICONDUCTOR MFTG    ADR            81663N206     502    155200   SH       SOLE              155200
SIFY LIMITED          SPONSORED ADR  82655M107    3059   1778620   SH       SOLE              1778620
UAL CORP              COM            902549807    6828    528900   SH       SOLE              528900
UTSTARCOM INC         COM            918076100   17530   8004957   SH       SOLE              8004957
                                                119012

</SEC-DOCUMENT>